Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,195	$ 1,293
Additions	46	33
Ending balance	1,144	1,195
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,997	2,009
Additions	46	33
Disposals	(8)	(40)
Exchange and other adjustments	(16)	(5)
Fully amortised assets written off	(94)
Ending balance	1,925	1,997
Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(802)	(716)
Provided	(23)	(32)
System Fund expense	(79)	(83)
Impairment reversal	12
Disposals	8	28
Exchange and other adjustments	9	1
Fully amortised assets written off	94
Ending balance	(781)	(802)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	341	346
Ending balance	335	341
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	532	537
Disposals	(8)
Exchange and other adjustments	(11)	(5)
Ending balance	513	532
Goodwill [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(191)	(191)
Disposals	8
Exchange and other adjustments	5
Ending balance	(178)	(191)
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439	439
Ending balance	439	439
Brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439	439
Ending balance	439	439
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	393	484
Ending balance	339	393
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	878	886
Additions	46	32
Disposals	0	(40)
Exchange and other adjustments	(5)
Fully amortised assets written off	(94)
Ending balance	825	878
Software [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(485)	(402)
Provided	(20)	(30)
System Fund expense	(78)	(82)
Disposals	0	28
Exchange and other adjustments	3	1
Fully amortised assets written off	94
Ending balance	(486)	(485)
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9	10
Ending balance	21	9
Management contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	122	122
Ending balance	122	122
Management contracts [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(113)	(112)
Provided		(1)
Impairment reversal	12
Ending balance	(101)	(113)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13	14
Ending balance	10	13
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	26	25
Additions	0	1
Exchange and other adjustments	0
Ending balance	26	26
Other intangibles [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13)	(11)
Provided	(3)	(1)
System Fund expense	(1)	(1)
Exchange and other adjustments	1
Ending balance	$ (16)	$ (13)